Accounts and Notes and Other Receivables - Aging of Accounts Receivable which are Past Due but not Impaired (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure of financial assets [Line Items]
Accounts and notes receivable	$ 4,747,288	$ 155,090	$ 4,015,734
Accounts receivable [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable	4,747,834	155,108	4,013,705
Accounts receivable [member] | Current [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable	4,595,300	150,124	3,997,833
Accounts receivable [member] | Within 1 month [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable	18,807	615	10,482
Accounts receivable [member] | 1 - 2 months [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable	131,787	4,305	477
Accounts receivable [member] | 2 - 3 months [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable	1,436	47	426
Accounts receivable [member] | 3 - 4 months [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable	180	6	1,431
Accounts receivable [member] | Over 4 months [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable	$ 324	$ 11	$ 3,056